Intangible Assets - Components of Intangible Assets (Details) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019		Mar. 31, 2018
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	[1]	¥ 4,751,169
Amortization		(455,420)	¥ (178,617)	[2]	¥ (122,131)
Impairment losses		(48,077)	(8,698)		3,889
Ending balance		4,171,361	4,751,169	[1]
Acquisition cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		6,045,520	2,127,850
Additions		105,334	56,186
Acquisitions through business combinations (Note 31)			3,832,497
Disposals and other decreases		(35,830)	(2,664)
Reclassification to assets held for sale (Note 19)		(179,871)	(120)
Deconsolidation			(29,018)
Foreign currency translation differences		(155,214)	60,789
Ending balance		5,779,939	6,045,520		2,127,850
Accumulated amortization and accumulated impairment losses
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		(1,294,351)	(1,113,586)
Amortization		(444,874)	(183,807)
Impairment losses		(48,077)	(8,698)
Disposals and other decreases		33,386	2,416
Reclassification to assets held for sale (Note 19)		96,608	59
Deconsolidation			18,045
Foreign currency translation differences		48,730	(8,780)
Ending balance		(1,608,578)	(1,294,351)		(1,113,586)
Carrying amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		4,751,169	1,014,264
Ending balance		4,171,361	4,751,169		1,014,264
Software | Acquisition cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		160,237	84,785
Additions		28,274	26,188
Acquisitions through business combinations (Note 31)			51,722
Disposals and other decreases		(20,078)	(2,522)
Reclassification to assets held for sale (Note 19)		(83)	(120)
Deconsolidation			(220)
Foreign currency translation differences		(3,430)	404
Ending balance		164,920	160,237		84,785
Software | Accumulated amortization and accumulated impairment losses
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		(62,943)	(51,771)
Amortization		(32,771)	(13,774)
Impairment losses		(4,731)	(53)
Disposals and other decreases		19,784	2,388
Reclassification to assets held for sale (Note 19)		0	59
Deconsolidation			153
Foreign currency translation differences		2,101	55
Ending balance		(78,560)	(62,943)		(51,771)
Software | Carrying amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		97,294	33,014
Ending balance		86,360	97,294		33,014
Intangible assets associated with products | Acquisition cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		5,862,950	2,020,861
Additions		77,016	29,857
Acquisitions through business combinations (Note 31)			3,780,775
Disposals and other decreases		(5,179)	(131)
Reclassification to assets held for sale (Note 19)		(179,788)	0
Deconsolidation			(28,794)
Foreign currency translation differences		(151,746)	60,382
Ending balance		5,603,253	5,862,950		2,020,861
Intangible assets associated with products | Accumulated amortization and accumulated impairment losses
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		(1,220,429)	(1,050,864)
Amortization		(412,074)	(169,972)
Impairment losses		(43,346)	(8,645)
Disposals and other decreases		3,029	22
Reclassification to assets held for sale (Note 19)		96,608	0
Deconsolidation			17,888
Foreign currency translation differences		46,629	(8,858)
Ending balance		(1,529,583)	(1,220,429)		(1,050,864)
Intangible assets associated with products | Carrying amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		4,642,521	969,997
Ending balance		4,073,670	4,642,521		969,997
Other | Acquisition cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		22,333	22,204
Additions		44	141
Acquisitions through business combinations (Note 31)			0
Disposals and other decreases		(10,573)	(11)
Reclassification to assets held for sale (Note 19)		0	0
Deconsolidation			(4)
Foreign currency translation differences		(38)	3
Ending balance		11,766	22,333		22,204
Other | Accumulated amortization and accumulated impairment losses
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		(10,979)	(10,951)
Amortization		(29)	(61)
Impairment losses		0	0
Disposals and other decreases		10,573	6
Reclassification to assets held for sale (Note 19)		0	0
Deconsolidation			4
Foreign currency translation differences		0	23
Ending balance		(435)	(10,979)		(10,951)
Other | Carrying amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance		11,354	11,253
Ending balance		¥ 11,331	¥ 11,354		¥ 11,253

[1]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and the liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Financial Position as of March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.
[2]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Profit or Loss for the Year Ended March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.